Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares			Value
	COMMON STOCKS - 98.0%
	Accommodation and Food Services - 0.0% (b)
2,599	Caesars Entertainment, Inc. (a)		$131,925

	Advertising - 0.1%
4,647	Interpublic Group of Cos., Inc.		165,154
2,428	Omnicom Group, Inc.		219,904
			385,058
	Aerospace/Defense - 1.3%
6,772	Boeing Co. (a)		1,364,897
2,677	General Dynamics Corp.		610,115
4,428	Howmet Aerospace, Inc.		186,773
2,253	L3Harris Technologies, Inc.		475,811
2,753	Lockheed Martin Corp. (e)		1,305,638
1,703	Northrop Grumman Corp. (e)		790,379
549	Teledyne Technologies, Inc. (a)		236,108
610	TransDigm Group, Inc.		453,761
			5,423,482
	Agriculture - 0.8%
21,190	Altria Group, Inc. (e)		983,852
6,497	Archer Daniels Midland Co.		517,161
18,140	Philip Morris International, Inc. (e)		1,765,022
			3,266,035
	Airlines - 0.2%
1,495	Alaska Air Group, Inc. (a)		71,506
7,788	American Airlines Group, Inc. (a)		124,452
7,651	Delta Air Lines, Inc. (a)		293,339
7,107	Southwest Airlines Co.		238,653
4,033	United Airlines Holdings, Inc. (a)		209,555
			937,505
	Apparel - 0.5%
15,121	Nike, Inc., Class B		1,796,224
513	Ralph Lauren Corp., Class A		60,631
3,034	Tapestry, Inc.		132,009
3,923	VF Corp.		97,369
			2,086,233
	Auto Manufacturers - 0.5%
1,679	Cummins, Inc.		408,131
47,257	Ford Motor Co. (e)		570,392
17,216	General Motors Co. (e)		666,948
6,228	PACCAR, Inc.		449,662
			2,095,133
	Auto Parts & Equipment - 0.1%
3,263	Aptiv PLC (a)		379,422
2,862	BorgWarner, Inc.		143,901
			523,323
	Banks - 4.7%
84,279	Bank of America Corp.		2,890,770
8,858	Bank of New York Mellon Corp.		450,695
23,405	Citigroup, Inc.		1,186,399
5,973	Citizens Financial Group, Inc.		249,433
1,489	Comerica, Inc.		104,379
7,999	Fifth Third Bancorp		290,364
2,185	First Republic Bank		268,777
4,065	Goldman Sachs Group, Inc. (e)		1,429,457
17,158	Huntington Bancshares, Inc.		262,861
35,235	JPMorgan Chase & Co.		5,050,937
11,398	KeyCorp		208,469
2,086	M&T Bank Corp.		323,935
16,054	Morgan Stanley		1,549,211
2,651	Northern Trust Corp.		252,561
4,895	PNC Financial Services Group, Inc. (e)		773,018
11,385	Regions Financial Corp.		265,498
4,484	State Street Corp.		397,641
690	SVB Financial Group (a)		198,796
15,512	Truist Financial Corp. (e)		728,288
46,194	Wells Fargo & Co.		2,160,493
1,788	Zions Bancorp NA		90,509
			19,132,491
	Beverages - 1.7%
2,135	Brown-Forman Corp., Class B		138,498
46,078	Coca-Cola Co.		2,742,102
1,926	Constellation Brands, Inc., Class A		430,846
2,246	Molson Coors Brewing Co., B		119,465
4,565	Monster Beverage Corp. (a)		464,534
16,364	PepsiCo, Inc.		2,839,645
			6,735,090
	Biotechnology - 1.5%
6,383	Amgen, Inc.		1,478,686
1,714	Biogen, Inc. (a)		462,540
255	Bio-Rad Laboratories, Inc., Class A (a)		121,849
8,482	Corteva, Inc.		528,344
14,895	Gilead Sciences, Inc. (e)		1,199,494
1,922	Illumina, Inc. (a)(e)		382,862
2,198	Incyte Corp. (a)		169,202
1,274	Regeneron Pharmaceuticals, Inc. (a)(e)		968,775
3,075	Vertex Pharmaceuticals, Inc. (a)		892,642
			6,204,394
	Building Materials - 0.4%
10,099	Carrier Global Corp.		454,758
8,211	Johnson Controls International PLC (e)		514,994
733	Martin Marietta Materials, Inc.		263,785
2,705	Masco Corp.		141,823
1,588	Vulcan Materials Co.		287,285
			1,662,645
	Chemicals - 1.6%
2,639	Air Products & Chemicals, Inc. (e)		754,701
1,403	Albemarle Corp.		356,797
1,200	Celanese Corp.		139,476
2,346	CF Industries Holdings, Inc.		201,498
8,578	Dow, Inc.		490,662
5,974	DuPont de Nemours, Inc.		436,281
1,473	Eastman Chemical Co.		125,500
1,492	FMC Corp.		192,692
3,060	International Flavors & Fragrances, Inc.		285,192
5,876	Linde PLC (e)		2,047,022
3,044	LyondellBasell Industries NV, Class A		292,194
4,145	Mosaic Co.		220,472
2,821	PPG Industries, Inc.		372,541
2,827	Sherwin-Williams Co. (e)		625,756
			6,540,784
	Commercial Services - 1.8%
4,939	Automatic Data Processing, Inc. (e)		1,085,691
1,020	Cintas Corp.		447,239
2,960	Ecolab, Inc. (e)		471,735
1,467	Equifax, Inc.		297,111
897	FleetCor Technologies, Inc. (a)		192,667
936	Gartner, Inc. (a)		306,830
3,327	Global Payments, Inc.		373,289
444	MarketAxess Holdings, Inc.		151,604
1,905	Moody's Corp. (e)		552,736
13,726	PayPal Holdings, Inc. (a)		1,010,233
1,689	Quanta Services, Inc.		272,605
1,303	Robert Half International, Inc.		105,048
2,765	Rollins, Inc.		97,328
4,013	S&P Global, Inc.		1,369,236
837	United Rentals, Inc.		392,160
1,861	Verisk Analytics, Inc.		318,436
			7,443,948
	Computers - 7.8%
7,490	Accenture PLC, Class A (e)		1,988,970
178,605	Apple, Inc. (e)		26,328,163
6,148	Cognizant Technology Solutions Corp., Class A		385,049
2,796	DXC Technology Co. (a)		77,561
7,825	Fortinet, Inc. (a)		465,118
15,515	Hewlett Packard Enterprise Co.		242,189
10,918	HP, Inc.		322,299
10,716	International Business Machines Corp. (e)		1,385,579
1,608	Leidos Holdings, Inc.		156,089
2,642	NetApp, Inc.		170,541
3,750	Western Digital Corp. (a)		144,300
			31,665,858
	Cosmetics/Personal Care - 1.3%
9,968	Colgate-Palmolive Co. (e)		730,654
2,760	Estee Lauder Cos., Inc., Class A (e)		670,818
28,775	Procter & Gamble Co.		3,958,289
			5,359,761
	Distribution/Wholesale - 0.3%
5,101	Copart, Inc. (a)		359,416
6,644	Fastenal Co.		342,565
3,121	LKQ Corp.		178,802
532	WW Grainger, Inc.		355,605
			1,236,388
	Diversified Financial Services - 4.0%
7,387	American Express Co. (e)		1,285,264
1,301	Ameriprise Financial, Inc.		446,074
1,808	BlackRock, Inc. (e)		1,246,489
4,913	Capital One Financial Corp. (e)		535,910
1,257	CBOE Global Markets, Inc.		158,596
19,312	Charles Schwab Corp. (e)		1,504,791
4,306	CME Group, Inc. (e)		798,160
3,491	Discover Financial Services		390,992
3,298	Franklin Resources, Inc.		97,192
6,643	Intercontinental Exchange, Inc. (e)		676,257
5,524	Invesco, Ltd.		97,554
10,188	MasterCard, Inc., A		3,619,695
4,063	Nasdaq, Inc.		227,772
2,344	Raymond James Financial, Inc.		254,230
5,704	Synchrony Financial		203,690
2,713	T. Rowe Price Group, Inc.		304,616
19,462	Visa, Inc.		4,280,472
			16,127,754
	Electric - 2.5%
7,827	AES Corp.		193,170
2,936	Alliant Energy Corp.		150,529
3,088	Ameren Corp.		255,408
6,114	American Electric Power Co., Inc.		537,849
7,457	CenterPoint Energy, Inc.		207,454
3,435	CMS Energy Corp.		202,562
4,244	Consolidated Edison, Inc.		379,201
9,860	Dominion Energy, Inc. (e)		548,413
2,294	DTE Energy Co.		251,675
9,176	Duke Energy Corp. (e)		864,930
4,571	Edison International		302,646
2,424	Entergy Corp.		249,357
2,688	Evergy, Inc.		158,081
4,132	Eversource Energy		311,388
11,772	Exelon Corp.		475,471
6,439	FirstEnergy Corp.		254,598
23,611	NextEra Energy, Inc. (e)		1,677,089
2,790	NRG Energy, Inc.		91,484
19,236	PG&E Corp. (a)		300,466
1,337	Pinnacle West Capital Corp.		98,510
8,760	PPL Corp.		237,133
5,961	Public Service Enterprise Group, Inc.		360,223
3,753	Sempra Energy		562,800
13,020	Southern Co. (e)		821,041
3,769	WEC Energy Group, Inc.		334,160
6,519	Xcel Energy, Inc.		420,932
			10,246,570
	Electrical Components & Equipment - 0.2%
7,064	Emerson Electric Co. (e)		584,263

	Electronics - 1.3%
3,539	Agilent Technologies, Inc.		502,432
1,062	Allegion PLC		119,698
7,183	Amphenol Corp., Class A		556,826
4,179	Fortive Corp.		278,572
1,845	Garmin, Ltd.		181,050
8,011	Honeywell International, Inc. (e)		1,533,946
2,143	Keysight Technologies, Inc. (a)		342,794
267	Mettler-Toledo International, Inc. (a)		382,801
1,490	PerkinElmer, Inc.		185,609
1,265	Roper Technologies, Inc.		544,203
3,857	TE Connectivity, Ltd.		491,073
711	Waters Corp. (a)		221,043
			5,340,047
	Entertainment - 0.0% (b)
1,688	Live Nation Entertainment, Inc. (a)		121,637

	Environmental Control - 0.3%
1,986	Pentair PLC		111,097
2,436	Republic Services, Inc.		314,074
4,445	Waste Management, Inc. (e)		665,683
			1,090,854
	Finance and Insurance - 0.3%
4,405	Arch Capital Group Ltd. (a)		308,350
2,765	Brown & Brown, Inc.		155,033
751	Signature Bank/New York NY		86,403
16,275	US Bancorp		776,806
			1,326,592
	Food - 1.2%
2,399	Campbell Soup Co.		125,996
5,639	Conagra Brands, Inc.		205,316
7,064	General Mills, Inc.		561,659
1,750	Hershey Co.		417,060
3,437	Hormel Foods Corp.		152,534
1,269	J.M. Smucker Co.		187,672
3,035	Kellogg Co.		200,128
9,366	Kraft Heinz Co.		364,712
7,818	Kroger Co.		337,269
1,713	Lamb Weston Holdings, Inc.		172,396
2,991	McCormick & Co., Inc.		222,291
16,217	Mondelez International, Inc., Class A (e)		1,057,024
6,076	Sysco Corp.		453,087
3,484	Tyson Foods, Inc., Class A		206,392
			4,663,536
	Forest Products & Paper - 0.0% (b)
4,323	International Paper Co.		157,314

	Gas - 0.1%
1,649	Atmos Energy Corp.		186,024
4,819	NiSource, Inc.		132,185
			318,209
	Hand/Machine Tools - 0.1%
633	Snap-on, Inc.		157,414
1,770	Stanley Black & Decker, Inc.		151,530
			308,944
	Health Care and Social Assistance - 0.1%
681	Molina Healthcare, Inc. (a)		187,500

	Healthcare Products - 3.5%
495	ABIOMED, Inc. (a)(g)		–
20,743	Abbott Laboratories		2,109,978
894	Align Technology, Inc. (a)		276,693
5,973	Baxter International, Inc.		238,621
17,041	Boston Scientific Corp. (a)(e)		796,155
576	Cooper Cos., Inc.		188,335
7,809	Danaher Corp. (e)		1,932,962
2,585	Dentsply Sirona, Inc.		98,411
7,390	Edwards Lifesciences Corp. (a)(e)		594,451
2,981	Hologic, Inc. (a)		237,407
1,007	IDEXX Laboratories, Inc. (a)		476,553
4,269	Intuitive Surgical, Inc. (a)(e)		979,266
15,883	Medtronic PLC		1,315,112
1,717	ResMed, Inc.		365,721
1,173	STERIS PLC		220,559
3,994	Stryker Corp. (e)		1,049,943
547	Teleflex, Inc.		130,312
4,672	Thermo Fisher Scientific, Inc. (e)		2,531,103
872	West Pharmaceutical Services, Inc.		276,450
2,501	Zimmer Biomet Holdings, Inc.		309,799
			14,127,831
	Healthcare Services - 2.3%
2,816	Anthem, Inc.		1,322,591
6,746	Centene Corp. (a)		461,426
661	DaVita, Inc. (a)		54,374
2,564	HCA Healthcare, Inc. (e)		624,206
1,481	Humana, Inc. (e)		733,124
2,208	IQVIA Holdings, Inc. (a)		460,302
1,068	Laboratory Corp. of America Holdings		255,636
1,377	Quest Diagnostics, Inc.		190,522
11,032	UnitedHealth Group, Inc.		5,250,570
796	Universal Health Services, Inc., Class B		106,322
			9,459,073
	Home Builders - 0.2%
3,786	DR Horton, Inc.		350,129
3,046	Lennar Corp., Class A		294,670
30	NVR, Inc. (a)		155,209
2,749	PulteGroup, Inc.		150,288
			950,296
	Home Furnishings - 0.0% (b)
654	Whirlpool Corp.		90,239

	Household Products/Wares - 0.3%
978	Avery Dennison Corp.		178,182
2,909	Church & Dwight Co., Inc.		243,716
1,465	Clorox Co.		227,719
4,035	Kimberly-Clark Corp.		504,577
			1,154,194
	Housewares - 0.0% (b)
4,544	Newell Brands, Inc.		66,751

	Information - 0.3%
1,814	Ceridian HCM Holding, Inc. (a)		132,295
4,868	CoStar Group, Inc. (a)		343,973
446	FactSet Research Systems, Inc.		184,889
11,079	Lumen Technologies, Inc.		37,669
1,248	PTC, Inc. (a)		156,412
27,349	Warner Bros Discovery, Inc. (a)		427,191
			1,282,429
	Insurance - 3.9%
6,845	Aflac, Inc.		466,487
3,384	Allstate Corp.		435,792
8,876	American International Group, Inc.		542,412
2,469	Aon PLC, Class A (e)		750,699
2,500	Arthur J Gallagher & Co.		468,375
632	Assurant, Inc.		80,510
21,637	Berkshire Hathaway, Inc., Class B (a)		6,603,180
4,959	Chubb Ltd. (e)		1,046,448
1,897	Cincinnati Financial Corp.		228,968
468	Everest Re Group Ltd.		179,698
1,074	Globe Life, Inc.		130,695
3,849	Hartford Financial Services Group, Inc.		301,300
1,865	Lincoln National Corp.		59,158
2,326	Loews Corp.		142,095
5,937	Marsh & McLennan Cos., Inc. (e)		962,625
7,982	MetLife, Inc.		572,549
2,769	Principal Financial Group, Inc.		247,992
7,060	Progressive Corp. (e)		1,013,251
4,453	Prudential Financial, Inc.		445,300
2,821	Travelers Cos., Inc.		522,224
1,306	Willis Towers Watson PLC		306,074
2,433	WR Berkley Corp.		161,040
			15,666,872
	Internet - 6.3%
71,095	Alphabet, Inc., Class A (a)(e)		6,402,816
107,075	Amazon.com, Inc. (a)(e)		10,089,677
464	Booking Holdings, Inc. (a)(e)		1,171,136
1,603	CDW Corp.		324,479
6,593	eBay, Inc.		302,619
1,786	Expedia Group, Inc. (a)		194,620
705	F5 Networks, Inc. (a)		100,801
26,753	Meta Platforms, Inc., Class A (a)(e)		4,680,170
6,874	Gen Digital, Inc.		134,112
5,424	Netflix, Inc. (a)(e)		1,747,233
1,107	VeriSign, Inc. (a)		217,891
			25,365,554
	Iron/Steel - 0.1%
3,111	Nucor Corp.		520,906

	Leisure Time - 0.1%
11,885	Carnival Corp. (a)		126,219
5,079	Norwegian Cruise Line Holdings Ltd. (a)		75,271
2,643	Royal Caribbean Cruises Ltd. (a)		186,701
			388,191
	Lodging - 0.4%
3,271	Hilton Worldwide Holdings, Inc.		472,692
3,864	Las Vegas Sands Corp. (a)		222,064
3,216	Marriott International, Inc., Class A		544,276
3,914	MGM Resorts International		168,341
1,247	Wynn Resorts Ltd. (a)		135,138
			1,542,511
	Machinery - Construction & Mining - 0.4%
6,249	Caterpillar, Inc. (e)		1,496,948

	Machinery - Diversified - 0.8%
3,299	Deere & Co. (e)		1,383,073
1,698	Dover Corp.		254,530
894	IDEX Corp.(e)		201,132
4,804	Ingersoll Rand, Inc.		278,968
4,987	Otis Worldwide Corp.		422,000
1,377	Rockwell Automation, Inc.		406,119
2,164	Wabtec Corp.		225,770
2,141	Xylem, Inc.		219,774
			3,391,366
	Manufacturing - 4.8%
62,969	Alphabet, Inc., Class C (a)(e)		5,686,101
1,834	Bio-Techne Corp.		133,222
2,148	Catalent, Inc. (a)		146,536
1,650	Enphase Energy, Inc. (a)		347,374
4,323	GE HealthCare Technologies, Inc. (a)		328,548
759	Generac Holdings, Inc. (a)		91,088
13,106	General Electric Co.		1,110,209
10,079	Keurig Dr Pepper, Inc.		348,229
3,995	Moderna, Inc. (a)(e)		554,546
541	Monolithic Power Systems, Inc.		262,001
644	Nordson Corp.		141,448
3,173	NXP Semiconductors NV (e)		566,317
5,258	ON Semiconductor Corp. (a)		407,022
3,026	Organon & Co.		74,107
17,610	Raytheon Technologies Corp. (e)		1,727,365
2,345	Seagate Technology Holdings Plc		151,393
677	SolarEdge Technologies, Inc. (a)		215,232
1,981	Steel Dynamics, Inc.		249,824
1,892	Teradyne, Inc.		191,357
32,135	Tesla, Inc. (a)(e)		6,610,491
2,964	Trimble, Inc. (a)		154,306
			19,496,716
	Media - 1.2%
1,290	Charter Communications, Inc., Class A (a)		474,217
51,707	Comcast Corp., Class A		1,921,949
2,950	DISH Network Corp., Class A (a)		33,659
3,701	Fox Corp., Class A		129,609
1,765	Fox Corp., Class B		56,921
4,678	News Corp., Class A		80,228
1,465	News Corp., Class B		25,286
6,189	ViacomCBS, Inc., Class B		132,568
21,832	Walt Disney Co. (a)		2,174,686
			5,029,123
	Mining - 0.3%
17,188	Freeport-McMoRan, Inc.		704,192
9,483	Newmont Goldcorp Corp.		413,554
			1,117,746
	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
3,888	APA Corp.		149,221
2,680	Targa Resources Corp.		198,588
			347,809
	Miscellaneous Manufacturing - 0.9%
6,650	3M Co. (e)		716,471
1,535	AO Smith Corp.		100,742
4,775	Eaton Corp PLC (e)		835,291
3,349	Illinois Tool Works, Inc.		780,853
1,525	Parker-Hannifin Corp.		536,571
2,534	Textron, Inc.		183,791
2,772	Trane Technologies PLC		512,737
			3,666,456
	Office/Business Equipment - 0.1%
622	Zebra Technologies Corp., Class A (a)		186,756

	Oil & Gas - 3.9%
9,473	Cabot Oil & Gas Corp.		236,541
21,159	Chevron Corp.		3,401,732
14,924	ConocoPhillips (e)		1,542,395
7,762	Devon Energy Corp.		418,527
2,106	Diamondback Energy, Inc.		296,061
6,944	EOG Resources, Inc.		784,811
4,350	EQT Corp.		144,333
49,114	Exxon Mobil Corp.		5,398,120
3,292	Hess Corp.		443,432
7,564	Marathon Oil Corp.		190,235
5,578	Marathon Petroleum Corp.		689,441
8,652	Occidental Petroleum Corp.		506,661
5,669	Phillips 66		581,413
2,833	Pioneer Natural Resources Co.		567,761
4,594	Valero Energy Corp.		605,168
			15,806,631
	Oil & Gas Services - 0.4%
11,992	Baker Hughes & GE Co., Class A		366,955
10,873	Halliburton Co.		393,929
17,057	Schlumberger, Ltd.		907,603
			1,668,487
	Packaging & Containers - 0.2%
17,898	Amcor PLC		199,384
3,753	Ball Corp.		210,956
1,120	Packaging Corp of America		153,127
1,760	Sealed Air Corp.		85,571
3,033	Westrock Co.		95,236
			744,274
	Pharmaceuticals - 6.1%
21,190	AbbVie, Inc. (e)		3,261,141
1,915	AmerisourceBergen Corp.		297,897
3,384	Becton Dickinson & Co. (e)		793,717
25,124	Bristol-Myers Squibb Co. (e)		1,732,551
3,120	Cardinal Health, Inc.		236,215
3,596	Cigna Corp. (e)		1,050,392
15,606	CVS Health Corp. (e)		1,303,725
4,630	DexCom, Inc. (a)		513,976
9,308	Eli Lilly & Co. (e)		2,896,836
1,646	Henry Schein, Inc. (a)		128,898
31,006	Johnson & Johnson		4,751,980
1,702	McKesson Corp.		595,377
30,057	Merck & Co., Inc.		3,193,256
66,845	Pfizer, Inc.		2,711,902
14,401	Viatris, Inc.		164,171
5,545	Zoetis, Inc., Class A (e)		926,015
			24,558,049
	Pipelines - 0.3%
23,187	Kinder Morgan, Inc.		395,570
5,324	ONEOK, Inc.		348,456
14,464	Williams Cos., Inc.		435,366
			1,179,392
	Professional, Scientific, and Technical Services - 0.2%
591	Charles River Laboratories International, Inc. (a)		129,630
695	EPAM Systems, Inc. (a)		213,817
1,538	Jacobs Solutions, Inc.		183,791
3,369	Match Group, Inc. (a)		139,544
			666,782
	Real Estate - 0.1%
3,828	CBRE Group, Inc., Class A (a)		325,916

	Real Estate Investment Trusts - 2.5%
1,760	Alexandria Real Estate Equities, Inc.		263,613
5,538	American Tower Corp. (e)		1,096,579
1,666	AvalonBay Communities, Inc.		287,418
1,690	Boston Properties, Inc.		110,661
1,263	Camden Property Trust		144,942
5,128	Crown Castle International Corp. (e)		670,486
3,407	Digital Realty Trust, Inc.		355,112
1,092	Equinix, Inc. (e)		751,591
4,007	Equity Residential		250,518
762	Essex Property Trust, Inc.		173,782
1,575	Extra Space Storage, Inc.		259,324
871	Federal Realty OP LP		93,005
6,344	Healthpeak Properties, Inc.		152,637
8,359	Host Hotels & Resorts, Inc.		140,431
6,866	Invitation Homes, Inc.		214,631
3,420	Iron Mountain, Inc.		180,405
7,306	Kimco Realty Corp.		150,577
1,351	Mid-America Apartment Communities, Inc.		216,295
10,937	Prologis, Inc. (e)		1,349,626
1,872	Public Storage		559,634
7,446	Realty Income Corp.		476,172
1,786	Regency Centers Corp.		112,339
1,264	SBA Communications Corp.		327,818
3,889	Simon Property Group, Inc.		474,808
3,642	UDR, Inc.		156,023
4,717	Ventas, Inc.		229,482
11,388	VICI Properties, Inc.		381,840
5,616	Welltower, Inc.		416,258
8,842	Weyerhaeuser Co.		276,312
			10,272,319
	Retail - 5.3%
722	Advance Auto Parts, Inc. (e)		104,661
225	AutoZone, Inc. (a)		559,472
2,404	Best Buy Co., Inc.		199,796
1,939	CarMax, Inc. (a)		133,869
328	Chipotle Mexican Grill, Inc. (a)		489,074
5,335	Costco Wholesale Corp. (e)		2,583,100
1,454	Darden Restaurants, Inc.		207,908
2,699	Dollar General Corp. (e)		583,794
2,553	Dollar Tree, Inc. (a)		370,900
423	Domino's Pizza, Inc.		124,366
1,685	Genuine Parts Co.		298,009
12,321	Home Depot, Inc.		3,653,669
7,416	Lowe's Cos., Inc. (e)		1,525,842
8,662	McDonald's Corp.		2,285,988
737	O'Reilly Automotive, Inc. (a)		611,784
4,187	Ross Stores, Inc.		462,831
13,602	Starbucks Corp. (e)		1,388,628
5,542	Target Corp. (e)		933,827
13,886	TJX Cos., Inc. (e)		1,063,668
1,326	Tractor Supply Co.		309,303
623	Ulta Beauty, Inc. (a)		323,212
8,550	Walgreens Boots Alliance, Inc.		303,782
16,787	Walmart, Inc.		2,385,936
3,389	Yum! Brands, Inc.		430,945
			21,334,364
	Retail Trade - 0.1%
2,743	Bath & Body Works, Inc.		112,107
1,498	Etsy, Inc. (a)		181,872
			293,979
	Semiconductors - 5.4%
19,679	Advanced Micro Devices, Inc. (a)		1,546,376
6,235	Analog Devices, Inc. (e)		1,143,935
10,401	Applied Materials, Inc. (e)		1,208,076
4,888	Broadcom, Inc. (e)		2,904,889
49,634	Intel Corp.		1,237,376
1,710	KLA Corp. (e)		648,740
1,651	Lam Research Corp. (e)		802,402
6,653	Microchip Technology, Inc.		539,093
13,174	Micron Technology, Inc. (e)		761,721
30,477	NVIDIA Corp. (e)		7,075,540
1,253	Qorvo, Inc. (a)		126,415
13,709	QUALCOMM, Inc. (e)		1,693,473
1,929	Skyworks Solutions, Inc.		215,219
10,942	Texas Instruments, Inc. (e)		1,876,006
			21,779,261
	Shipbuilding - 0.0% (b)
468	Huntington Ingalls Industries, Inc.		100,714

	Software - 9.0%
8,466	Activision Blizzard, Inc. (e)		645,532
5,521	Adobe, Inc. (a)		1,788,528
1,889	Akamai Technologies, Inc. (a)		137,141
1,023	ANSYS, Inc. (a)		310,593
2,584	Autodesk, Inc. (a)(e)		513,415
1,401	Broadridge Financial Solutions, Inc.		197,233
3,249	Cadence Design Systems, Inc. (a)		626,862
3,136	Electronic Arts, Inc.		347,908
7,159	Fidelity National Information Services, Inc. (e)		453,666
7,616	Fiserv, Inc. (a)		876,525
3,348	Intuit, Inc. (e)		1,363,239
871	Jack Henry & Associates, Inc.		143,053
89,882	Microsoft Corp. (e)		22,418,368
964	MSCI, Inc. (e)		503,353
18,307	Oracle Corp.		1,600,032
3,822	Paychex, Inc.		421,949
579	Paycom Software, Inc. (a)		167,366
11,875	salesforce.com, Inc. (a)		1,942,869
2,358	ServiceNow, Inc. (a)(e)		1,019,057
1,809	Synopsys, Inc. (a)(e)		658,042
1,864	Take-Two Interactive Software, Inc. (a)		204,201
493	Tyler Technologies, Inc. (a)		158,376
			36,497,308
	Telecommunications - 2.1%
2,930	Arista Networks, Inc. (a)		406,391
85,530	AT&T, Inc.		1,617,372
48,981	Cisco Systems, Inc.		2,371,660
9,053	Corning, Inc.		307,349
3,825	Juniper Networks, Inc.		117,734
1,977	Motorola Solutions, Inc.		519,576
7,162	T-Mobile US, Inc. (a)(e)		1,018,293
50,389	Verizon Communications, Inc.		1,955,597
			8,313,972
	Textiles - 0.0% (b)
614	Mohawk Industries, Inc. (a)		63,150

	Toys/Games/Hobbies - 0.0% (b)
1,544	Hasbro, Inc.		84,935

	Transportation - 1.5%
1,470	CH Robinson Worldwide, Inc.		146,941
25,261	CSX Corp. (e)		770,208
1,955	Expeditors International of Washington, Inc.		204,415
2,868	FedEx Corp. (e)		582,835
985	JB Hunt Transport Services, Inc.		178,078
2,769	Norfolk Southern Corp. (e)		622,527
1,086	Old Dominion Freight Line, Inc.		368,436
7,333	Union Pacific Corp. (e)		1,519,984
8,737	United Parcel Service, Inc., Class B (e)		1,594,415
			5,987,839
	Utilities - 0.1%
3,909	Constellation Energy Corp.		292,745
1,207	First Solar, Inc. (a)		204,152
			496,897
	Water - 0.1%
2,171	American Water Works Co., Inc.		304,765

	Wholesale Trade - 0.0% (b)
475	Pool Corp.		169,509

	TOTAL COMMON STOCKS (Cost - $378,468,324)		397,299,583

Contracts		Notional Amount
	PURCHASED OPTIONS - 2.1% (a)(c)(f)
	PURCHASED PUT OPTIONS - 2.1%
	S&P 500 Index
160	Expiration: March 2023, Exercise Price: $3,875	$ 63,522,400	517,600
150	Expiration: March 2023, Exercise Price: $3,950	59,552,250	856,500
250	Expiration: April 2023, Exercise Price: $3,850	99,253,750	1,608,750
75	Expiration: April 2023, Exercise Price: $3,925	29,776,125	654,750
345	Expiration: May 2023, Exercise Price: $4,000	136,970,175	4,843,800
	TOTAL PURCHASED OPTIONS (Cost - $12,195,554)		8,481,400
Shares
	SHORT TERM INVESTMENTS - 0.8%
	Money Market Funds - 0.8%
3,061,196	First American Treasury Obligations Fund, Class X, 4.48% (d)		3,061,196
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,061,196)		3,061,196

	TOTAL INVESTMENTS - 100.9% (Cost - $393,725,074)		408,842,179
	Liabilities in Excess of Other Assets - (0.9)%		(3,649,158)
	NET ASSETS - 100.0%		$405,193,021

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (1.1)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.5)%
	S&P 500 Index
310	Expiration: March 2023, Exercise Price $4,150	$ 123,074,650	102,400
310	Expiration: March 2023, Exercise Price $4,275	123,074,650	11,250
325	Expiration: April 2023, Exercise Price $4,125	129,029,875	1,100,000
325	Expiration: April 2023, Exercise Price $4,200	129,029,875	176,625
345	Expiration: May 2023, Exercise Price $4,300	136,970,175	774,525
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $6,041,561)		2,164,800

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.6)%
	S&P 500 Index
310	Expiration: March 2023, Exercise Price $3,475	123,074,650	23,600
310	Expiration: March 2023, Exercise Price $3,550	123,074,650	32,625
325	Expiration: April 2023, Exercise Price $3,500	129,029,875	323,750
325	Expiration: April 2023, Exercise Price $3,575	129,029,875	136,500
345	Expiration: May 2023, Exercise Price $3,675	136,970,175	1,666,350
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $4,360,806)		2,182,825
	TOTAL OPTIONS WRITTEN (Premiums Received $10,402,368)		$4,347,625

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rounds to less than 0.1%.
(c) Each option is exercisable into 100 shares of the underlying security.
(d) Interest rate reflects seven-day yield on February 28, 2023.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $67,183,761, which is 16.6% of total net assets.

(f) Held in connection with a written option, see Schedule of Written Options for more details.
(g) Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.